Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Related Party Transactions
Note 20: Related Party Transactions
As of June 30, 2023, the Company’s principal shareholder, Woodbridge, beneficially owned approximately 69% of the Company’s common shares.
Transaction with Woodbridge
In March 2023, the Company sold a Canadian wholly owned subsidiary to a company affiliated with Woodbridge for $23 million. The subsidiary’s assets consisted of accumulated tax losses that management did not expect to utilize against future taxable income prior to their expiry based on currently enacted Canadian tax law. As such, no tax benefit for the losses had been recognized in the consolidated financial statements. Under Canadian law, certain losses may only be transferred to related companies, such as those affiliated with Woodbridge. A gain of $23 million was recorded within “Other operating gains, net” within the consolidated income statement. In connection with this transaction, the board of directors’ Corporate Governance Committee obtained an independent fairness opinion. The Company utilized the independent fairness opinion to determine that the negotiated price between the Company and Woodbridge was reasonable. After reviewing the matter, the Corporate Governance Committee approved the transaction. Directors who were not considered independent because of their positions with Woodbridge refrained from deliberating and voting on the matter at the committee meeting.
Transactions with YPL
In the six months ended June 30, 2023, the Company received $3.8 billion of dividends from YPL primarily related to the sale of LSEG shares indirectly owned by the Company. See note 9 for further details about these transactions.
Transactions with Elite
In June 2023, the Company sold a majority interest in its Elite business to TPG and retained a 19.9% minority interest with board representation. To facilitate the separation, the Company agreed to provide certain operational services to Elite, including technology and administrative services, for a specified period. From the date of the sale through June 30, 2023, the Company recorded $2 million as contra-expense related to these transactions.
As of June 30, 2023, the consolidated statement of financial position included a receivable from Elite of $8 million and a payable to Elite of $16 million related to all transactions between the two companies.
Except for the above transactions, there were no new significant related party transactions during the first six months of 2023. Refer to “Related party transactions” disclosed in note 31 of the Company’s consolidated financial statements for the year ended December 31, 2022, which are included in the Company’s 2022 annual report, for information regarding related party transactions.